Long-Term Debt - Additional Information (Details)			1 Months Ended		3 Months Ended		6 Months Ended
	May 20, 2026 USD ($)	Apr. 01, 2026 USD ($)	May 31, 2026 USD ($) treasury_lock_agreement	Mar. 31, 2026 USD ($) treasury_lock_agreement	Jun. 30, 2026 USD ($) treasury_lock_agreement	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) treasury_lock_agreement	Jun. 30, 2025 USD ($)	Mar. 30, 2026 USD ($)	Jun. 29, 2023 USD ($)
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31					1.33%		1.33%
Debt instrument, face amount					$ 94,000,000		$ 94,000,000
Proceeds from long-term debt, net of discount							1,293,000,000	$ 876,000,000
Repayments of Long-Term Debt							$ 1,061,000,000	606,000,000
Settled Debt Weighted Average Interest Rate					3.69		3.69
Debt instrument, maturity date, Description							maturity dates ranging from 2031 through 2058
Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period							0.00%
Settled Debt Interest Rate					0		0
Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate During Period							1.74%
Settled Debt Interest Rate					7.54		7.54
Treasury lock agreements | Designated as Hedging Instrument
Debt Instrument [Line Items]
Weighted average interest rates, as of December 31					4.39%		4.39%
Debt instrument, face amount					$ 75,000,000		$ 75,000,000		$ 600,000,000
Derivative, number of instruments held | treasury_lock_agreement				10	3		3
Debt instrument, term				10 years			7 years
Gain (loss) from termination of derivative instruments				$ 3,000,000
Ineffectiveness recognized on hedge instruments					$ 0	$ 0	$ 0	$ 0
Treasury lock agreements | Designated as Hedging Instrument | Three Years [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 400,000,000
Derivative, number of instruments held | treasury_lock_agreement			1
Debt instrument, term			3 years
Gain (loss) from termination of derivative instruments			$ 1,000,000
Treasury lock agreements | Designated as Hedging Instrument | Thirty Years [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 175,000,000
Derivative, number of instruments held | treasury_lock_agreement			5
Debt instrument, term			30 years
Gain (loss) from termination of derivative instruments			$ 7,000,000
Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000	$ 700,000,000
Interest rate	4.625%
Proceeds from long-term debt, net of discount	$ 498,000,000
Accounts payable, interest-bearing, interest rate	3.625%
Senior notes—fixed rate | Senior Note 5.700% Due 2055 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Interest rate		5.20%
Proceeds from long-term debt, net of discount		$ 695,000,000
Convertible Debt | Exchangeable Senior Note 3.625% Due 2026 | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Debt instrument, face amount										$ 1,035,000,000